Distribution Date:	04/18/22	JPMBB Commercial Mortgage Securities Trust 2015-C30
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-17	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644UAW8	1.738400%	55,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644UAX6	3.087000%	87,279,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644UAY4	3.322200%	24,337,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644UAZ1	3.550800%	250,000,000.00	228,094,370.72	54,530,898.28	674,931.24	2,457,009.26	0.00	57,662,838.78	173,563,472.44	37.80%	30.00%
A-5	46644UBA5	3.821800%	424,851,000.00	424,851,000.00	0.00	1,353,079.63	0.00	0.00	1,353,079.63	424,851,000.00	37.80%	30.00%
A-SB	46644UBB3	3.559100%	90,419,000.00	54,467,429.55	1,564,490.77	161,545.85	70,876.64	0.00	1,796,913.26	52,902,938.78	37.80%	30.00%
A-S	46644UBE7	4.226300%	96,531,000.00	96,531,000.00	0.00	339,974.14	0.00	0.00	339,974.14	96,531,000.00	28.58%	22.75%
B	46644UBF4	4.402089%	88,209,000.00	88,209,000.00	0.00	323,586.58	0.00	0.00	323,586.58	88,209,000.00	20.16%	16.12%
C	46644UBG2	4.402089%	58,251,000.00	58,251,000.00	0.00	213,688.42	0.00	0.00	213,688.42	58,251,000.00	14.60%	11.75%
D	46644UBJ6	3.902089%	56,587,000.00	56,587,000.00	0.00	184,006.27	0.00	0.00	184,006.27	56,587,000.00	9.19%	7.50%
E	46644UAL2	4.152089%	33,286,000.00	33,286,000.00	0.00	115,172.04	0.00	0.00	115,172.04	33,286,000.00	6.01%	5.00%
F	46644UAN8	4.152089%	18,308,000.00	18,308,000.00	0.00	63,347.04	0.00	0.00	63,347.04	18,308,000.00	4.27%	3.62%
NR*	46644UAQ1	4.152089%	48,265,099.00	44,664,247.38	0.00	132,688.45	0.00	0.00	132,688.45	44,664,247.38	0.00%	0.00%
Z	46644UAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644UAU2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,331,456,101.00	1,103,249,047.65	56,095,389.05	3,562,019.66	2,527,885.90	0.00	62,185,294.61	1,047,153,658.60

X-A	46644UBC1	0.626406%	1,028,550,000.00	803,943,800.27	0.00	419,662.78	2,065,996.74	0.00	2,485,659.52	747,848,411.22
X-B	46644UBD9	0.000000%	88,209,000.00	88,209,000.00	0.00	0.00	0.00	0.00	0.00	88,209,000.00
X-C	46644UAA6	0.000000%	58,251,000.00	58,251,000.00	0.00	0.00	0.00	0.00	0.00	58,251,000.00
X-D	46644UAC2	0.500000%	56,587,000.00	56,587,000.00	0.00	23,577.92	0.00	0.00	23,577.92	56,587,000.00
X-E	46644UAE8	0.250000%	33,286,000.00	33,286,000.00	0.00	6,934.58	0.00	0.00	6,934.58	33,286,000.00
X-F	46644UAG3	0.250000%	18,308,000.00	18,308,000.00	0.00	3,814.17	0.00	0.00	3,814.17	18,308,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	46644UAJ7	0.250000%	48,265,099.00	44,664,247.38	0.00	9,305.05	0.00	0.00	9,305.05	44,664,247.38
Notional SubTotal			1,331,456,099.00	1,103,249,047.65	0.00	463,294.50	2,065,996.74	0.00	2,529,291.24	1,047,153,658.60

Deal Distribution Total					56,095,389.05	4,025,314.16	4,593,882.64	0.00	64,714,585.85

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the

	Exchangeable Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644UAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644UAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644UAZ1	912.37748288	218.12359312	2.69972496	0.00000000	0.00000000	9.82803704	0.00000000	230.65135512	694.25388976
A-5	46644UBA5	1,000.00000000	0.00000000	3.18483334	0.00000000	0.00000000	0.00000000	0.00000000	3.18483334	1,000.00000000
A-SB	46644UBB3	602.38920526	17.30267720	1.78663611	0.00000000	0.00000000	0.78386888	0.00000000	19.87318219	585.08652805
A-S	46644UBE7	1,000.00000000	0.00000000	3.52191669	0.00000000	0.00000000	0.00000000	0.00000000	3.52191669	1,000.00000000
B	46644UBF4	1,000.00000000	0.00000000	3.66840776	0.00000000	0.00000000	0.00000000	0.00000000	3.66840776	1,000.00000000
C	46644UBG2	1,000.00000000	0.00000000	3.66840775	0.00000000	0.00000000	0.00000000	0.00000000	3.66840775	1,000.00000000
D	46644UBJ6	1,000.00000000	0.00000000	3.25174104	0.00000000	0.00000000	0.00000000	0.00000000	3.25174104	1,000.00000000
E	46644UAL2	1,000.00000000	0.00000000	3.46007451	0.00000000	0.00000000	0.00000000	0.00000000	3.46007451	1,000.00000000
F	46644UAN8	1,000.00000000	0.00000000	3.46007428	0.00000000	0.00000000	0.00000000	0.00000000	3.46007428	1,000.00000000
NR	46644UAQ1	925.39429744	0.00000000	2.74915939	0.45277375	2.84452395	0.00000000	0.00000000	2.74915939	925.39429744
Z	46644UAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644UBC1	781.62831196	0.00000000	0.40801398	0.00000000	0.00000000	2.00864979	0.00000000	2.41666377	727.08999195
X-B	46644UBD9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644UAA6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644UAC2	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000
X-E	46644UAE8	1,000.00000000	0.00000000	0.20833323	0.00000000	0.00000000	0.00000000	0.00000000	0.20833323	1,000.00000000
X-F	46644UAG3	1,000.00000000	0.00000000	0.20833352	0.00000000	0.00000000	0.00000000	0.00000000	0.20833352	1,000.00000000
X-NR	46644UAJ7	925.39429744	0.00000000	0.19279045	0.00000000	0.00000000	0.00000000	0.00000000	0.19279045	925.39429744

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/22 - 03/30/22	30	0.00	674,931.24	0.00	674,931.24	0.00	0.00	0.00	674,931.24	0.00
A-5	03/01/22 - 03/30/22	30	0.00	1,353,079.63	0.00	1,353,079.63	0.00	0.00	0.00	1,353,079.63	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	161,545.86	0.00	161,545.86	0.00	0.00	0.00	161,545.85	0.00
X-A	03/01/22 - 03/30/22	30	0.00	419,662.77	0.00	419,662.77	0.00	0.00	0.00	419,662.78	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	03/01/22 - 03/30/22	30	0.00	23,577.92	0.00	23,577.92	0.00	0.00	0.00	23,577.92	0.00
X-E	03/01/22 - 03/30/22	30	0.00	6,934.58	0.00	6,934.58	0.00	0.00	0.00	6,934.58	0.00
X-F	03/01/22 - 03/30/22	30	0.00	3,814.17	0.00	3,814.17	0.00	0.00	0.00	3,814.17	0.00
X-NR	03/01/22 - 03/30/22	30	0.00	9,305.05	0.00	9,305.05	0.00	0.00	0.00	9,305.05	0.00
A-S	03/01/22 - 03/30/22	30	0.00	339,974.14	0.00	339,974.14	0.00	0.00	0.00	339,974.14	0.00
B	03/01/22 - 03/30/22	30	0.00	323,586.58	0.00	323,586.58	0.00	0.00	0.00	323,586.58	0.00
C	03/01/22 - 03/30/22	30	0.00	213,688.42	0.00	213,688.42	0.00	0.00	0.00	213,688.42	0.00
D	03/01/22 - 03/30/22	30	0.00	184,006.27	0.00	184,006.27	0.00	0.00	0.00	184,006.27	0.00
E	03/01/22 - 03/30/22	30	0.00	115,172.04	0.00	115,172.04	0.00	0.00	0.00	115,172.04	0.00
F	03/01/22 - 03/30/22	30	0.00	63,347.04	0.00	63,347.04	0.00	0.00	0.00	63,347.04	0.00
NR	03/01/22 - 03/30/22	30	115,438.06	154,541.62	0.00	154,541.62	21,853.17	0.00	0.00	132,688.45	137,291.23
Totals			115,438.06	4,047,167.33	0.00	4,047,167.33	21,853.17	0.00	0.00	4,025,314.16	137,291.23

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644UBE7	4.226300%	96,531,000.00	96,531,000.00	0.00	339,974.14	0.00	0.00	339,974.14	96,531,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644UBF4	4.402089%	88,209,000.00	88,209,000.00	0.00	323,586.58	0.00	0.00	323,586.58	88,209,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644UBG2	4.402089%	58,251,000.00	58,251,000.00	0.00	213,688.42	0.00	0.00	213,688.42	58,251,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			242,991,000.03	242,991,000.00	0.00	877,249.14	0.00	0.00	877,249.14	242,991,000.00

Exchangeable Certificate Details
EC	46644UBH0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	64,714,585.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,060,241.35	Master Servicing Fee	7,658.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,020.07
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	475.01
ARD Interest	0.00	Senior Trust Advisor Fee	1,710.04
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,060,241.35	Total Fees	13,074.03

Principal		Expenses/Reimbursements
Scheduled Principal	1,490,678.49	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	54,604,710.56	Special Servicing Fees (Monthly)	21,853.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	56,095,389.05	Total Expenses/Reimbursements	21,853.17

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	4,593,882.64	Interest Distribution	4,025,314.16
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	56,095,389.05
Excess Liquidation Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	4,593,882.64

Total Other Collected	4,593,882.64	Total Payments to Certificateholders and Others	64,714,585.85
Total Funds Collected	64,749,513.04	Total Funds Distributed	64,749,513.05

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,103,249,047.65	1,103,249,047.65	Beginning Certificate Balance	1,103,249,047.65
(-) Scheduled Principal Collections	1,490,678.49	1,490,678.49	(-) Principal Distributions	56,095,389.05
(-) Unscheduled Principal Collections	54,604,710.56	54,604,710.56	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,047,153,658.60	1,047,153,658.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,103,249,047.71	1,103,249,047.71	Ending Certificate Balance	1,047,153,658.60
Ending Actual Collateral Balance	1,047,153,658.70	1,047,153,658.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	33,754,696.67	3.22%	35	4.4834	NAP	Defeased	6	33,754,696.67	3.22%	35	4.4834	NAP
	9,999,999 or less	24	128,695,963.42	12.29%	38	4.4422	1.691975	1.35 or less	19	345,513,545.62	33.00%	38	4.3203	0.782009
10,000,000 to 19,999,999		14	207,654,374.49	19.83%	36	4.3556	1.474580	1.36 to 1.45	7	141,682,870.77	13.53%	39	4.3449	1.396427
20,000,000 to 24,999,999		2	46,728,355.72	4.46%	37	4.3218	1.260236	1.46 to 1.55	4	31,361,085.40	2.99%	38	4.3503	1.513337
25,000,000 to 49,999,999		10	416,339,321.81	39.76%	38	4.2275	1.585738	1.56 to 1.65	3	19,865,435.15	1.90%	39	4.3900	1.577605
	50,000,000 or greater	3	213,980,946.49	20.43%	39	4.0065	2.203463	1.66 to 1.80	4	154,809,143.76	14.78%	39	4.3815	1.755431
	Totals	59	1,047,153,658.60	100.00%	38	4.2466	1.684367	1.81 to 2.00	2	8,680,525.57	0.83%	38	4.5112	1.915938
								2.01 or greater	14	311,486,355.66	29.75%	37	4.0004	2.822961
								Totals	59	1,047,153,658.60	100.00%	38	4.2466	1.684367
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	33,754,696.67	3.22%	35	4.4834	NAP	Totals	78	1,047,153,658.60	100.00%	38	4.2466	1.684367
Alabama	2	45,908,794.33	4.38%	39	4.3174	2.560500
									Property Type³
Arizona	1	42,000,000.00	4.01%	38	3.5300	3.538400
California	5	62,093,473.81	5.93%	39	4.2937	1.199702		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	3	26,278,711.03	2.51%	39	4.4335	1.150591		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	8	44,837,978.89	4.28%	39	4.5215	1.424929	Defeased	8	33,754,696.67	3.22%	35	4.4834	NAP
Florida	2	55,026,356.81	5.25%	39	4.4090	1.323381	Industrial	9	35,736,725.93	3.41%	38	4.2289	1.840204
Georgia	6	26,937,364.05	2.57%	38	4.2834	0.879516	Lodging	10	57,795,962.91	5.52%	38	4.6022	2.037735
Hawaii	1	72,000,000.00	6.88%	38	3.5300	2.367400	Mixed Use	3	45,170,715.02	4.31%	38	3.5909	3.359150
Illinois	1	3,780,538.96	0.36%	39	4.6600	1.029000	Mobile Home Park	2	10,136,723.75	0.97%	37	4.5425	1.304995
Indiana	2	67,798,474.37	6.47%	39	4.5135	0.872180	Multi-Family	5	75,499,024.75	7.21%	38	4.3939	1.419965
Kansas	2	7,843,922.15	0.75%	38	4.4816	1.194014	Office	25	531,980,454.51	50.80%	38	4.2857	1.577938
Louisiana	2	85,658,709.77	8.18%	39	4.1990	1.882334	Retail	15	252,295,921.61	24.09%	39	4.1105	1.633642
Maine	1	3,979,479.18	0.38%	38	4.4710	3.766300	Self Storage	1	4,783,433.45	0.46%	39	4.4720	1.515100
Maryland	2	53,801,102.59	5.14%	38	4.1493	1.569940	Totals	78	1,047,153,658.60	100.00%	38	4.2466	1.684367
Massachusetts	3	38,062,831.89	3.63%	39	4.3476	1.778338
New Jersey	10	105,537,758.57	10.08%	39	4.3976	1.385152
New York	5	88,051,548.01	8.41%	39	4.2923	2.769333
Ohio	2	42,539,943.14	4.06%	37	4.2996	1.387043
South Carolina	2	20,686,182.87	1.98%	39	4.4664	2.062896
Tennessee	1	3,371,602.18	0.32%	37	4.6500	4.214900
Texas	5	62,612,029.85	5.98%	37	4.0926	(0.113103)
Virginia	1	25,741,840.62	2.46%	39	4.4700	1.416500
Washington	2	18,264,903.07	1.74%	8	4.0726	3.386130
Wisconsin	1	10,585,415.79	1.01%	39	4.4690	1.405900

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	33,754,696.67	3.22%	35	4.4834	NAP	Defeased	6	33,754,696.67	3.22%	35	4.4834	NAP
	4.20000% or less	11	410,479,953.89	39.20%	37	3.9520	1.682536	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	18	316,524,043.87	30.23%	39	4.3227	2.026582	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	13	179,147,834.97	17.11%	39	4.4884	1.173000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	9	95,388,297.85	9.11%	39	4.6446	1.717306	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	2	11,858,831.35	1.13%	39	4.8819	0.715525	49 months or greater	53	1,013,398,961.93	96.78%	38	4.2387	1.691877
	Totals	59	1,047,153,658.60	100.00%	38	4.2466	1.684367	Totals	59	1,047,153,658.60	100.00%	38	4.2466	1.684367
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	33,754,696.67	3.22%	35	4.4834	NAP	Defeased	6	33,754,696.67	3.22%	35	4.4834	NAP
	60 months or less	53	1,013,398,961.93	96.78%	38	4.2387	1.691877	Interest Only	7	255,915,000.00	24.44%	36	3.8613	2.312380
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	46	757,483,961.93	72.34%	39	4.3662	1.482241
	Totals	59	1,047,153,658.60	100.00%	38	4.2466	1.684367	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	1,047,153,658.60	100.00%	38	4.2466	1.684367
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	33,754,696.67	3.22%	35	4.4834	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	50	918,610,955.32	87.72%	38	4.2693	1.629070
	13 months to 24 months	3	94,788,006.61	9.05%	38	3.9418	2.300546
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	1,047,153,658.60	100.00%	38	4.2466	1.684367
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304190001	OF	New Orleans	LA	Actual/360	4.195%	291,668.71	148,199.89	0.00	N/A	07/01/25	--	80,736,073.20	80,587,873.31	04/01/22
2	304190002	RT	Aiea	HI	Actual/360	3.530%	218,860.00	0.00	0.00	N/A	06/01/25	--	72,000,000.00	72,000,000.00	04/01/22
3	304190003	OF	Various	Various	Actual/360	4.317%	228,685.11	118,440.47	0.00	N/A	07/01/25	--	61,511,513.65	61,393,073.18	04/01/22
4	304190004	RT	Various	Various	Actual/360	4.793%	225,973.79	54,750,922.46	0.00	N/A	07/01/25	--	54,750,922.46	0.00	04/01/22
5	304190005	OF	Fort Lee	NJ	Actual/360	4.186%	172,103.83	76,878.37	0.00	N/A	07/01/25	--	47,745,463.86	47,668,585.49	04/01/22
6	304190006	OF	Indianapolis	IN	Actual/360	4.469%	184,355.92	73,115.04	0.00	N/A	07/01/25	--	47,905,737.88	47,832,622.84	04/01/22
7	304190007	OF	Bethesda	MD	Actual/360	4.199%	172,343.50	72,150.50	0.00	N/A	06/01/25	--	47,658,253.09	47,586,102.59	04/01/22
8	304190008	OF	New York	NY	Actual/360	4.278%	173,140.17	0.00	0.00	N/A	07/01/25	--	47,000,000.00	47,000,000.00	04/01/22
9	695100513	OF	Princeton	NJ	Actual/360	4.638%	171,642.48	68,051.77	0.00	N/A	07/06/25	--	42,976,875.59	42,908,823.82	04/06/22
10	304190010	RT	Pembroke Pines	FL	Actual/360	4.327%	158,983.09	66,905.36	0.00	N/A	07/01/25	--	42,668,251.81	42,601,346.45	04/01/22
11	304190011	MU	Scottsdale	AZ	Actual/360	3.530%	127,668.33	0.00	0.00	N/A	06/01/25	--	42,000,000.00	42,000,000.00	04/01/22
12	304060002	OF	Houston	TX	Actual/360	3.950%	136,055.56	0.00	0.00	N/A	04/01/25	--	40,000,000.00	40,000,000.00	04/01/22
13	304190013	OF	New York	NY	Actual/360	4.278%	121,566.50	0.00	0.00	N/A	07/01/25	--	33,000,000.00	33,000,000.00	04/01/22
14	304190014	Various Various		GA	Actual/360	4.167%	71,343.71	28,442.17	0.00	N/A	06/01/25	--	19,882,590.98	19,854,148.81	04/01/22
17	883100412	MF	Charlottesville	VA	Actual/360	4.470%	99,270.99	48,413.53	0.00	N/A	07/06/25	--	25,790,254.15	25,741,840.62	04/06/22
18	883100407	Various West Hartford		CT	Actual/360	4.529%	90,050.17	37,306.51	0.00	N/A	07/06/25	--	23,089,952.13	23,052,645.62	04/06/22
19	623100192	MF	Bedford Heights	OH	Actual/360	4.120%	84,118.90	34,597.56	0.00	04/06/25	04/06/45	--	23,710,307.66	23,675,710.10	04/06/22
20	304190020	RT	Carver	MA	Actual/360	4.390%	71,535.85	36,000.78	0.00	N/A	07/05/25	--	18,923,437.05	18,887,436.27	04/05/22
21	304190021	MF	Indianapolis	IN	Actual/360	4.620%	79,548.74	29,642.33	0.00	N/A	07/05/25	--	19,995,493.86	19,965,851.53	04/05/22
22	883100417	RT	Mentor	OH	Actual/360	4.525%	73,616.16	28,526.38	0.00	N/A	07/06/25	--	18,892,759.42	18,864,233.04	04/06/22
24	883100415	RT	Fresno	CA	Actual/360	4.390%	65,631.40	26,900.12	0.00	N/A	07/06/25	--	17,361,527.34	17,334,627.22	04/06/22
26	304190026	OF	Seattle	WA	Actual/360	3.956%	53,482.92	0.00	0.00	07/01/22	01/31/26	--	15,700,000.00	15,700,000.00	04/01/22
27	304190027	RT	Los Angeles	CA	Actual/360	3.853%	50,483.20	23,052.80	0.00	N/A	07/01/25	--	15,215,586.39	15,192,533.59	04/01/22
28	304190028	LO	Altamonte Springs	FL	Actual/360	4.690%	50,270.71	22,513.48	0.00	N/A	07/01/25	--	12,447,523.84	12,425,010.36	04/01/22
29	883100414	OF	Torrance	CA	Actual/360	4.540%	50,457.93	20,811.14	0.00	N/A	07/06/25	--	12,906,675.59	12,885,864.45	04/06/22
30	883100411	RT	Centennial	CO	Actual/360	4.384%	44,786.28	22,590.54	0.00	N/A	07/06/25	--	11,863,025.97	11,840,435.43	04/06/22
31	623100211	MF	Towson	MD	Actual/360	4.440%	47,475.66	17,930.78	0.00	N/A	03/06/25	--	12,417,347.95	12,399,417.17	04/06/22
32	304190032	OF	Houston	TX	Actual/360	4.360%	43,759.92	19,537.00	0.00	N/A	06/01/25	--	11,655,497.41	11,635,960.41	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	695100516	LO	Janesville	WI	Actual/360	4.469%	40,849.51	29,517.94	0.00	N/A	07/06/25	--	10,614,933.73	10,585,415.79	04/06/22
34	304190034	IN	Wilmington	MA	Actual/360	4.320%	41,858.30	17,667.28	0.00	N/A	07/05/25	--	11,252,232.20	11,234,564.92	04/05/22
35	623100212	RT	Bridgeport	CT	Actual/360	4.375%	42,438.46	16,477.20	0.00	N/A	06/06/25	--	11,264,769.87	11,248,292.67	04/06/22
36	883100410	OF	Aurora	CO	Actual/360	4.475%	37,265.48	15,780.62	0.00	N/A	07/06/25	--	9,670,622.77	9,654,842.15	04/06/22
37	883100409	RT	Roseville	CA	Actual/360	4.435%	34,066.04	13,702.86	0.00	N/A	07/06/25	--	8,920,080.72	8,906,377.86	04/06/22
39	883100403	RT	Hanson	MA	Actual/360	4.286%	29,354.05	12,640.18	0.00	N/A	06/06/25	--	7,953,470.88	7,940,830.70	04/06/22
40	304190040	MF	Lancaster	TX	Actual/360	4.300%	28,080.32	12,994.01	0.00	N/A	01/06/25	--	7,583,581.71	7,570,587.70	04/06/22
41	623100210	MH	Egg Harbor Township	NJ	Actual/360	4.460%	29,125.03	11,724.19	0.00	N/A	05/06/25	--	7,583,544.87	7,571,820.68	04/06/22
42	883100377	IN	Various	NJ	Actual/360	4.303%	27,424.13	12,674.73	0.00	N/A	04/06/25	--	7,401,203.31	7,388,528.58	04/06/22
43	304190043	RT	La Puente	CA	Actual/360	4.370%	29,294.24	10,624.99	0.00	N/A	07/05/25	--	7,784,695.68	7,774,070.69	04/05/22
44	304190044	RT	Dallas	TX	Actual/360	4.238%	27,857.39	10,704.76	0.00	N/A	07/01/25	--	7,633,440.42	7,622,735.66	04/01/22
46	304190046	LO	Groton	CT	Actual/360	4.860%	27,908.26	11,714.10	0.00	N/A	07/05/25	--	6,668,641.43	6,656,927.33	04/05/22
47	883100399	MF	Various	NY	Actual/360	4.396%	23,194.70	11,716.89	0.00	N/A	06/06/25	--	6,127,339.39	6,115,622.50	04/06/22
48	304190048	IN	Odenton	MD	Actual/360	3.765%	20,149.55	0.00	0.00	N/A	06/01/25	--	6,215,000.00	6,215,000.00	04/01/22
49	695100515	LO	Spartanburg	SC	Actual/360	4.910%	22,051.96	13,723.42	0.00	N/A	07/06/25	--	5,215,627.44	5,201,904.02	04/06/22
50	304190050	LO	Bossier City	LA	Actual/360	4.257%	18,642.34	14,709.51	0.00	N/A	05/01/25	--	5,085,545.97	5,070,836.46	04/01/22
53	883100408	Various Various		Various	Actual/360	4.665%	18,674.26	8,443.89	0.00	N/A	04/06/25	--	4,648,711.23	4,640,267.34	04/06/22
54	883100404	RT	Overland Park	KS	Actual/360	4.360%	17,136.60	8,780.25	0.00	N/A	06/06/25	--	4,564,349.71	4,555,569.46	04/06/22
55	883100430	SS	Centennial	CO	Actual/360	4.472%	18,448.61	7,307.56	0.00	N/A	07/06/25	--	4,790,741.01	4,783,433.45	04/06/22
56	695100503	MF	Dewitt	MI	Actual/360	4.521%	15,580.47	6,514.65	0.00	N/A	06/06/25	03/06/25	4,002,089.73	3,995,575.08	04/06/22
57	304190057	LO	Portland	ME	Actual/360	4.471%	15,344.65	6,116.31	0.00	N/A	06/01/25	--	3,985,595.49	3,979,479.18	04/01/22
58	883100416	RT	Lithonia	GA	Actual/360	4.603%	14,878.85	6,890.51	0.00	N/A	07/06/25	--	3,753,784.12	3,746,893.61	04/06/22
60	304190060	RT	Antioch	IL	Actual/360	4.660%	15,194.42	5,971.27	0.00	N/A	07/05/25	--	3,786,510.23	3,780,538.96	04/05/22
61	883100385	LO	Lebanon	TN	Actual/360	4.650%	13,537.77	9,319.65	0.00	N/A	05/06/25	--	3,380,921.83	3,371,602.18	04/06/22
62	304190062	LO	Lakeville	CT	Actual/360	4.321%	14,457.41	5,386.80	0.00	N/A	06/01/25	--	3,885,500.07	3,880,113.27	04/01/22
63	695100501	LO	Woodstock	GA	Actual/360	4.617%	13,300.95	9,198.82	0.00	N/A	06/06/25	--	3,345,520.45	3,336,321.63	04/06/22
64	883100384	LO	Lenexa	KS	Actual/360	4.650%	13,203.51	9,089.53	0.00	N/A	05/06/25	--	3,297,442.22	3,288,352.69	04/06/22
65	695100504	IN	Various	TX	Actual/360	4.535%	13,116.53	5,453.47	0.00	N/A	06/06/25	--	3,358,787.25	3,353,333.78	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
66	623100220	RT	Saint Joseph	MO	Actual/360	4.665%	11,469.65	7,748.49	0.00	N/A	04/06/25	--	2,855,217.59	2,847,469.10	04/06/22
68	695100500	MH	Centralia	WA	Actual/360	4.786%	10,589.64	4,601.12	0.00	N/A	06/06/25	--	2,569,504.19	2,564,903.07	04/06/22
69	695100502	MF	Farmington Hills	MI	Actual/360	4.665%	9,259.51	3,653.90	0.00	N/A	06/06/25	--	2,305,034.18	2,301,380.28	04/06/22
70	883100400	IN	Brooklyn	NY	Actual/360	4.556%	7,609.23	3,611.17	0.00	N/A	06/06/25	--	1,939,536.68	1,935,925.51	04/06/22
Totals							4,060,241.35	56,095,389.05	0.00				1,103,249,047.65	1,047,153,658.60
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,092,103.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,470,127.00	15,634,128.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,082,341.00	13,674,313.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,286,689.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,099,735.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,560,804.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,370,116.63	1,107,865.56	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,187,588.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,448,978.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,479,967.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	16,599,512.00	9,839,253.63	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(714,862.43)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,891,524.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,117,132.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,731,122.71	1,967,517.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	43,929.03	0.00
18	2,014,008.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,090,771.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,216,767.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,805,891.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,858,902.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,383,872.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,424,858.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,403,623.57	968,623.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,644,192.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	896,827.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,153,856.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,003,152.54	399,631.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,351,357.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,536,386.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,120,076.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	709,303.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	907,242.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	738,374.62	629,446.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	537,842.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	706,106.55	387,337.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	580,921.00	431,656.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	665,386.69	563,180.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	103,438.21	460,163.12	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	842,714.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	722,739.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	371,657.39	335,989.27	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	721,541.71	1,487,239.86	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	197,016.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	472,864.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	1,116,591.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	305,677.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	276,752.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1,271,852.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	344,802.10	1,018,045.33	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	92,592.52	498,835.56	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	653,710.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	488,059.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	332,621.50	273,672.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	283,574.44	145,767.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	155,745,134.02	50,128,344.76				0.00	0.00	0.00	0.00	43,929.03	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	304190004	54,604,710.56	Payoff w/ yield maintenance	0.00	4,593,882.64
Totals		54,604,710.56		0.00	4,593,882.64
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	54,604,710.56	4.246572%	4.208444%	38
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,682,108.32	4.273848%	4.237084%	39
02/17/22	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,758,428.07	4.272704%	4.249987%	40
01/18/22	0	0.00	0	0.00	1	17,388,211.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.276794%	4.250436%	41
12/17/21	0	0.00	0	0.00	2	57,417,195.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.276981%	4.241375%	42
11/18/21	0	0.00	0	0.00	2	57,448,252.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.277179%	4.241598%	43
10/18/21	0	0.00	1	40,000,000.00	1	17,477,002.64	0	0.00	0	0.00	0	0.00	0	0.00	1	4,686,667.61	4.277363%	4.241805%	44
09/17/21	1	40,000,000.00	0	0.00	1	17,507,834.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279295%	4.242835%	44
08/17/21	0	0.00	0	0.00	1	17,536,353.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279478%	4.243039%	45
07/16/21	0	0.00	0	0.00	1	17,564,762.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279660%	4.243242%	46
06/17/21	0	0.00	0	0.00	1	17,595,264.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279853%	4.243457%	47
05/17/21	1	40,000,000.00	0	0.00	1	17,623,443.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.280032%	4.243657%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		78,841,845	78,841,845	0		0
37 - 48 Months		944,636,104	944,636,104	0		0
49 - 60 Months		0	0	0		0
> 60 Months		23,675,710	23,675,710	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	1,047,153,659	1,047,153,659	0	0	0	0
Mar-22	1,103,249,048	1,103,249,048	0	0	0	0
Feb-22	1,113,743,447	1,073,743,447	40,000,000	0	0	0
Jan-22	1,132,624,067	1,115,235,855	0	0	17,388,212	0
Dec-21	1,134,139,806	1,076,722,611	0	0	57,417,195	0
Nov-21	1,135,756,888	1,078,308,636	0	0	57,448,252	0
Oct-21	1,137,260,759	1,079,783,756	0	40,000,000	17,477,003	0
Sep-21	1,143,565,857	1,081,358,562	40,000,000	0	22,207,294	0
Aug-21	1,145,070,078	1,122,822,134	0	0	22,247,943	0
Jul-21	1,146,568,597	1,124,280,164	0	0	22,288,432	0
Jun-21	1,148,170,074	1,125,838,491	0	0	22,331,582	0
May-21	1,149,656,843	1,087,285,100	40,000,000	0	22,371,743	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	304190003	61,393,073.18	61,393,073.19	203,306,000.00	04/24/15	11,687,018.00	2.56050	09/30/21	07/01/25	278
12	304060002	40,000,000.00	40,000,000.00	162,000,000.00	02/20/15	(1,627,504.43)	(0.79660)	12/31/21	04/01/25	I/O
Totals		101,393,073.18	101,393,073.19	365,306,000.00		10,059,513.57

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	304190003	OF	Various	02/16/22	13

Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps. Hello Letter and Pre-Negotiation Letter has been sent to the

Borrower. Bo rrower has executed the PNL and provided a COVID 19 modification request. Special Servicer is evaluating Borrower's offer.

12	304060002	OF	TX	03/23/21	98

4/4/2022: PNA was sent and executed by Borrower on 4/9/2021. Tenant Rents and other revenue are in Cash Sweep. PNA was signed by Borrower and discussions took place with SS. The Major Tenant - Waste Management did not sign a new lease and elected to vacate the building the end of 2020. Borrower is not willing to fund the operating shortfall and debt service monthly. SS is reimbursing Management Company for monthly expenses. Affiliate of Borrower continues managing and leasing efforts. A DPO and recapitalization was discussed with Borrower. SS has not received a formal proposal from Borrower to date. The property is 28% occupied. SS will utilize funds in reserves to fund monthly debt service payments and continue working with Borrower and pr operty management company for monthly operating needs. Management and leasing stated there are no large prospect tenants at this time.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	304060012	17,968,351.41	4.52700%	17,968,351.41	4.52700%	10	06/05/20	06/01/20	08/11/20
28	304190028	12,856,623.90	4.69000%	12,856,623.90	4.69000%	10	08/28/20	08/01/20	10/13/20
33	695100516	11,142,914.05	4.46900%	11,142,914.05	4.46900%	10	09/11/20	07/06/20	10/13/20
51	883100420	4,833,891.26	4.70000%	4,833,891.26	4.70000%	10	07/06/20	07/06/20	11/12/20
63	695100501	3,544,368.52	4.61700%	3,544,368.52	4.61700%	10	08/04/20	06/06/20	09/11/20
Totals		50,346,149.14		50,346,149.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	304060012 02/17/22	17,388,211.76	64,000,000.00	14,950,637.60	1,163,112.89	14,950,637.60	13,787,524.71	3,600,687.05	0.00	0.00	3,600,687.05	18.89%
51	883100420 10/18/21	4,699,459.88	9,600,000.00	5,679,478.11	654,628.31	5,679,478.11	5,024,849.80	0.00	0.00	(165.00)	165.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,087,671.64	73,600,000.00	20,630,115.71	1,817,741.20	20,630,115.71	18,812,374.51	3,600,687.05	0.00	(165.00)	3,600,852.05

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/22	0.00	1,192.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	304060012	02/17/22	0.00	0.00	3,600,687.05	0.00	0.00	3,600,687.05	0.00	0.00	3,600,687.05
51	883100420	03/17/22	0.00	0.00	165.00	0.00	0.00	165.00	0.00	0.00	165.00
		10/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,192.37	3,600,852.05	0.00	0.00	3,600,852.05	0.00	0.00	3,600,852.05

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	13,242.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,853.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,853.17

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31